other long-term liabilities (Details) - CAD CAD in Millions	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016
other long-term liabilities
Pension and other post-employment benefit liabilities	CAD 537		CAD 484
Deferred revenues	81		72
Restricted stock unit and deferred share unit liabilities	68		62
Derivative liabilities	76		21
Other	67		73
Subtotal	829		712
Deferred customer activation and connection fees	18		24
Other long-term liabilities	CAD 847	CAD 700	CAD 736